SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

27   SUBSEQUENT EVENTS

New loan facility

In January 2019, the Company entered into a facility agreement with a third-party bank for a total amount of RMB309,000. The term of the facilities is 60 months from January 24, 2019, and the interest agreed under the facility agreement is 6.30% per annum. The Company could be obligated to prepay any loans outstanding immediately if certain conditions were to be triggered. In addition, the loan facilities contain financial covenants that limit certain financial ratios during the relevant period, as defined in the facility agreement. As of March 11, 2019, the Company has drawn down loans of RMB110,323 under such facilities.